Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Schedule of rendering of services

In € thousand		Year ended December 31,
	2022	2021	2020
Provision of services:
Operating activities	1,200	231	187
Financing activities	8	—	—
PROVISION OF SERVICES	1,208	231	187

Schedule of key management compensation
The aggregate compensation of the members of the Company’s Management Board included the following:

€ in thousand		Year ended December 31,
	2022	2021	2020
Salaries and other short-term employee benefits[9]	2,821	1,930	2,950
Other long-term benefits	45	24	18
Share-based payments (expense of the year)	722	856	1,786
KEY MANAGEMENT COMPENSATION	3,588	2,809	4,755

9In 2020 leaving indemnities of 0.9 million have been included.